PENSION AND POSTRETIREMENT EMPLOYEE BENEFIT PLANS - Change in Benefit Obligation, Plan Assets and Funded Status (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
U.S. Postretirement Benefit Plan
Change in Projected Benefit Obligation
Projected benefit obligation, beginning of year	$ 41	$ 41
Service cost	0	0	$ 0
Interest cost	1	1	1
Employee contributions	0	1
Settlements	0	0
Benefits paid	(4)	(4)
Actuarial losses	1	2
Currency translation adjustments	0	0
Projected benefit obligation, end of year	39	41	41
Change in Plan Assets
Fair value of plan assets, beginning of year	0	0
Actual return on plan assets	0	0
Employee contributions	0	1
Company contributions	4	3
Settlements	0	0
Benefits paid	(4)	(4)
Currency translation adjustments	0	0
Fair value of plan assets, end of year	0	0	0
Funded status, end of year	(39)	(41)
Recognized as:
Accrued and other current liabilities	(4)	(5)
Other non-current liabilities	(35)	(36)
United States | Pension Benefit Plans
Change in Projected Benefit Obligation
Projected benefit obligation, beginning of year	227	214
Service cost	1	2	2
Interest cost	6	8	7
Employee contributions	0	0
Settlements	0	0
Benefits paid	(15)	(15)
Actuarial losses	17	18
Currency translation adjustments	0	0
Projected benefit obligation, end of year	236	227	214
Change in Plan Assets
Fair value of plan assets, beginning of year	216	187
Actual return on plan assets	29	42
Employee contributions	0	0
Company contributions	1	2
Settlements	0	0
Benefits paid	(15)	(15)
Currency translation adjustments	0	0
Fair value of plan assets, end of year	231	216	187
Funded status, end of year	(5)	(11)
Recognized as:
Accrued and other current liabilities	0	0
Other non-current liabilities	(5)	(11)
Foreign Plan | Pension Benefit Plans
Change in Projected Benefit Obligation
Projected benefit obligation, beginning of year	259	235
Service cost	3	3	3
Interest cost	4	5	5
Employee contributions	0	0
Settlements	(3)	(2)
Benefits paid	(4)	(8)
Actuarial losses	13	30
Currency translation adjustments	22	(4)
Projected benefit obligation, end of year	294	259	235
Change in Plan Assets
Fair value of plan assets, beginning of year	161	147
Actual return on plan assets	11	17
Employee contributions	0	0
Company contributions	8	10
Settlements	(2)	(2)
Benefits paid	(4)	(8)
Currency translation adjustments	15	(3)
Fair value of plan assets, end of year	189	161	$ 147
Funded status, end of year	(105)	(98)
Recognized as:
Accrued and other current liabilities	(2)	(2)
Other non-current liabilities	$ (103)	$ (96)